6. PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Details
Deposits for inventory purchases and prepaid expense to vendors	$ 152,704	$ 252,751
Prepaid security deposit for office	8,420	8,420
Prepaid business insurance	5,999	13,075
Security Deposit	$ 12,000	$ 12,000